LEASES - Textual (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Leases [Abstract]
Lessor Asset under Operating Lease, original cost	$ 30	$ 29
Lessor Asset under Operating Lease, Net book Value	7	4
Sales-type Lease, Lease Receivable	$ 42	$ 38